March 18, 2013

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	First Investors Income Funds
File Nos. 002-89287 and 811-03967

Ladies and Gentlemen:

Enclosed for filing, pursuant to Rule 497(e) of the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in interactive data format for the Class A, Class B, Advisor Class and Institutional Class shares of beneficial interest in the First Investors Government Fund, First Investors Investment Grade Fund and First Investors Fund for Income, Class A, Class B and Institutional Class shares of beneficial interest in the First Investors Cash Management Fund and Class A, Advisor Class and Institutional Class shares of beneficial interest in the First Investors International Opportunities Bond Fund (the “Funds”), each a series of First Investors Income Funds.  The exhibits reflect updated risk/return summary information for the Funds, as filed with the Securities and Exchange Commission pursuant to Rule 497(e) on February 26, 2013 (Accession Number: 0000898432-13-000315), which is incorporated herein by reference.

If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy K. Ingber

Kathy K. Ingber

Attachments

cc:	Mary Carty
Russell Shepherd
First Investors Management Company, Inc.